Convertible Secured Notes Payable (Details Textual) (USD $)	0 Months Ended					1 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended		0 Months Ended
	Sep. 22, 2014	Aug. 14, 2014	Aug. 15, 2014	Jul. 11, 2014	Apr. 16, 2014	Apr. 30, 2013	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2014 institutionalinvestors	Dec. 31, 2013	Mar. 24, 2015	Nov. 30, 2013	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Jan. 31, 2013
Convertible Secured Notes Payable (Textual)
Convertible Secured Promissory Notes										$ 1,339,000							$ 250,000
Proceeds from issuance of convertible debt					4,000,000
Aggregate amount of discount					600,000
Maximum purchase of common stock by issuance of warrants					4,100,000
Number of investors									2
Transaction expenses					200,000
Funds released from control account					2,300,000
Funds released from overhead and general working capital					1,500,000
Warrants expiration period	4 years				5 years
Net proceeds					3,800,000
Net of discount on secured notes					3,200,000
Amortization of debt discount					3,200,000				720,000
Fair values of the warrants and embedded derivatives								1,700,000	1,700,000
Debt conversion, converted instrument, amount		2,711,000	2,711,000			671,000			(1,881,000)
Debt conversion shares issued		13,555,000	13,555,000
Conversion price		$ 0.20				$ 0.75									$ 0.75	$ 0.75	$ 3.6056
Debt discount and derivative liabilities recorded upon issuance of warrants and convertible secured notes									2,078,000
Common stock, par value (in dollars per share)						$ 0.75		$ 0.0001	$ 0.0001	$ 0.0001		$ 1.00	$ 0.75	$ 0.75
Warrants exercisable								$ 0.54	$ 0.54
Fair value of warrants								(848,000)
Fair value of embedded derivatives					500,000
Equity securities				2,000,000
Equity trading securities, Description				Equity securities without the consent of the investors was increased from 45 days commencing April 16, 2014, to 120 days.
Conversion price description				Equity conditions was changed from $0.50 to $0.35.
Common stock market price percentage description				Market Price (as defined in the Secured Notes) of the Company’s common stock, was changed from 85% to 82%.
Fund held in a control account		405,000
Legal Fees	32,000	17,000
Warrants exercise price description									On September 22, 2014, the warrants issued had the exercise price reduced to $0.50 per share with a further exercise price reduction to be 80% of the 10 day average volume weighted exercise price for the the ten trading days prior to March 22, 2015. On March 22, 2015 the warrant exercise price was reduced to $0.11 per share.
Warrants, Exercise price	$ 0.50
Secured Debt [Member]
Convertible Secured Notes Payable (Textual)
Fund held in a control account		1,833,000
First Installment [Member]
Convertible Secured Notes Payable (Textual)
Secured notes mature date description				Installment payment was changed from July 16, 2014, to August 15, 2014;
Final Installment [Member]
Convertible Secured Notes Payable (Textual)
Secured notes mature date description				Installment, as well as the maturity date of the Secured Notes, was changed from October 16, 2015, to November 16, 2015;
April 15, 2019 [Member]
Convertible Secured Notes Payable (Textual)
Maximum purchase of common stock by issuance of warrants					0.7
Percentage of placement agent fee					6.50%
Funds released from control account					200,000
Warrants expire date					Apr. 15, 2019
Warrants exercisable					$ 0.78
Private Placement [Member]
Convertible Secured Notes Payable (Textual)
Convertible Secured Promissory Notes					4,600,000
Number of investors					5
Convertible Notes Payable [Member]
Convertible Secured Notes Payable (Textual)
Convertible Secured Promissory Notes										4,575,000
Secured notes bear interest rate								0.28%	0.28%
Secured notes mature date description									October 2015
Amortization payment amount									286,000
Secured notes terms									Installment payments could be settled, at the Company's option, in cash or shares of common stock, subject to certain conditions including: (i) the daily dollar trading volume of the Company's common stock during the thirty (30) trading days prior to the applicable date of determination shall be at least $50,000 commencing August 9, 2014; and (ii) the daily weighted average price of the Company's common stock for each trading day during the thirty (30) trading days ending on the trading day immediately prior to the applicable date of determination was initially set to be at least $0.50.
Amortization of debt discount
Derivative risk, Description									The risk-free interest rate is based on one-year to five-year U.S. Treasury securities consistent with the remaining term of the warrants.
Debt conversion, converted instrument, amount									$ (4,577,000)
Common stock, par value (in dollars per share)								$ 0.67	$ 0.67
Subsequent Event [Member]
Convertible Secured Notes Payable (Textual)
Warrants exercise price description											On March 24, 2015 the Company reduced the exercise price of the 2014 Convertible Notes Warrants from $0.50 per warrant to $0.11 per warrant.
Warrants, Exercise price											$ 0.11